Stockholders' Equity (Tables)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of common stock subject to possible redemption reflected on the balance sheet
Gross proceeds from Initial Public Offering	$57,339,200
Less:
Fair value of Public Warrants at issuance	(3,201,883)
Offering costs allocated to common stock subject to possible redemption	(3,547,468)
Plus:
Accretion of common stock subject to possible redemption amount	5,431,782
Common stock subject to possible redemption	$56,021,637

Gross proceeds from Initial Public Offering	$57,338,908
Less:
Fair Value of Public Warrants at Issuance	(3,201,883)
Offering Costs allocated to common stock subject to possible redemption	(3,547,176)
Plus:
Accretion of common stock subject to possible redemption amount	1,733,440
Common stock subject to possible redemption	$52,323,289